Employee benefit expenses - Average number of people employed (Details) - employee	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Exceptional items
Average number of employees	808	932	1,140
Number of temporary staff during Matchdays	2,614	2,238	2,875
Football - men's and women's players
Exceptional items
Average number of employees	150	133	136
Football - technical and coaching
Exceptional items
Average number of employees	133	164	193
Commercial
Exceptional items
Average number of employees	95	129	170
Media
Exceptional items
Average number of employees	61	82	111
Administration and other
Exceptional items
Average number of employees	369	424	530